THOMPSON   ATLANTA         CINCINNATI          COLUMBUS             NEW YORK __________________

         HINE                   BRUSSELS           CLEVELAND        DAYTON                     WASHINGTON, D.C.

March 6, 2008

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:   Catalyst Funds, File Nos. 333-132541 and 811-21872

Dear Sir/Madam:

On behalf of the Catalyst Funds (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 11 to the Trust’s Registration Statement under the Securities Act of 1933.  The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.  The purpose of the filing is to register three new series of the Trust, the Catalyst High Income Fund, the Catalyst Total Return Income Fund and the Catalyst Rising Dividend Income Fund.  Each Fund will offer Class A and Class C shares.

If you have any questions, please contact JoAnn Strasser at (513) 352-6725.

Very truly yours,

/s/

Thompson Hine LLP